Leases- Schedule of Undiscounted Cash Flows for Operating Leases (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Undiscounted Cash Flows for Operating Leases [Abstract]
2026	$ 439,416
2027	439,416
2028	439,416
2029	439,416
Total lease payments	1,757,664
Less: imputed interest	(118,012)
Present value of lease liabilities	$ 1,639,652	$ 84,492